Deferred Tax - Unrecognized deferred tax assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Deferred Tax
Unrecognized Deferred Tax Assets		₨ 3,493,752	₨ 2,107,453
Deferred tax assets	$ 1,781	123,169	102,649
Deductible temporary differences
Deferred Tax
Unrecognized Deferred Tax Assets		243,932	178,275
Deductible temporary differences | Subsidiaries
Deferred Tax
Unrecognized Deferred Tax Assets		743,384	573,762
Tax loss carry forward and unabsorbed depreciation
Deferred Tax
Unrecognized Deferred Tax Assets		3,249,820	1,929,178
Unused tax losses | Subsidiaries
Deferred Tax
Unrecognized Deferred Tax Assets		9,376,379	6,159,435
Unabsorbed depreciation | Subsidiaries
Deferred Tax
Unrecognized Deferred Tax Assets		₨ 1,262,313	₨ 1,759,363